Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 31, 2012
Loss before income taxes	$ 15,169,933	$ 9,315,360
Corporate tax rate	30.48%	28.85%
Expected income tax recovery	(4,623,968)	(2,654,878)
Permanent differences and others	255,649	468,899
Change in valuation allowance	5,155,729	2,324,647
Impact of foreign exchange changes	(564,191)	(101,609)
Impact of tax rate changes	(223,219)	(37,059)
Future income tax recovery	$ 0	$ 0